Cover	Mar. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 8, 2023, Diversey Holdings, Ltd., a Cayman Islands exempted company (the "Company"), filed a Current Report on Form 8-K (the "Original 8-K") disclosing its entry into an Agreement and Plan of Merger (the "Merger Agreement"), by and among Olympus Water Holdings IV, L.P., a Cayman Islands exempted limited partnership ("Parent"), acting by its general partner, Olympus Water Holdings Limited, a Cayman Islands exempted company incorporated with limited liability, Diamond Merger Limited, a Cayman Islands exempted company and wholly owned subsidiary of Parent ("Merger Sub"), and the Company, providing for the merger of Merger Sub with and into the Company (the "Merger"), with the Company surviving the Merger as a wholly owned subsidiary of Parent. This Amendment No. 1 to the Original 8-K is being filed solely to: (i) file certain exhibits to the Original 8-K; (ii) clarify that there was a typographical error in the second sentence of the paragraph entitled, "Rollover Agreement," in Item 1.01, which in the Original 8-K stated that the Rollover Shares may be subject to increase of up to 56.2% of the Shares held by BCPE at Topco's election prior to the closing of the Merger. The correct amount of such increase is approximately 61.5% rather than 56.2%; and (iii) correct the threshold of shareholder votes required to approve the Merger set forth in the Company's press release issued on March 8, 2023 (the "Press Release") and incorporated into Item 8.01 by reference. This amendment does not otherwise modify any other portions of the disclosure in the Original 8-K. Interested parties should refer to the Original 8-K, as supplemented by this Amendment No. 1, for Item 1.01, Item 1.02, and Item 8.01 and the prior exhibits filed pursuant to Item 9.01. Capitalized terms used herein but not otherwise defined have the meaning set forth in the Original 8-K.
Document Period End Date	Mar. 08, 2023
Entity File Number	001-40293
Entity Registrant Name	Diversey Holdings, Ltd.
Entity Central Index Key	0001831617
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1300 Altura Road, Suite 125
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	803
Local Phone Number	746-2200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	DSEY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false